Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA T. Rowe Price Growth Stock Portfolio

(the “Portfolio”)

Supplement dated December 17, 2024

to the Portfolio’s Statement of Additional Information (“SAI”)

dated July 29, 2024, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the following information is added to the section pertaining to T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Portfolio:

Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of 11/30/2024)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
T. Rowe Price	Stillwagon, James	1	$10,029	1	$1,188	0	$0

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.